Income Tax Provision (FaceBank Group, Inc. Pre-Merger) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Provision
12.	Income Taxes

During the three and six months ended June 30, 2020, the Company recorded a deferred tax liability of $65.6 million associated with the difference in book and tax basis, including incremental differences created from the preliminary purchase price allocation and acquired net operating losses, in connection with the acquisition of intangible assets of fuboTV Pre-Merger (See Note 5). The Company recorded income tax benefits associated with the amortization of intangible assets of $3.5 million and $1.0 million during the three months ended June 30, 2020 and 2019, respectively, and $4.5 million and $2.2 million during the six months ended June 30, 2020 and 2019, respectively. The Company’s provision for income taxes consists of state and foreign income taxes and is immaterial in all periods presented.

The Company regularly evaluates the realizability of its deferred tax assets and establishes a valuation allowance if it is more likely than not that some or all the deferred tax assets will not be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, loss carryback and tax-planning strategies. Generally, more weight is given to objectively verifiable evidence, such as the cumulative loss in recent years, as a significant piece of negative evidence to overcome. At June 30, 2020 and December 31, 2019, the Company continued to maintain that the realization of its deferred tax assets has not achieved a more likely than not threshold therefore, the net deferred tax assets have been fully offset by a valuation allowance. The following is a rollforward of the Company’s deferred tax liability from January 1, 2020 to June 30, 2020 (in thousands):

Balance – December 31, 2019	$30,879
Income tax benefit (associated with the amortization of intangible assets)	(1,038)
Deconsolidation of Nexway	(1,162)
Balance – March 31, 2020	28,679
Acquisition of fuboTV Pre-Merger	65,613
Income tax benefit (associated with the amortization of intangible assets)	(3,498)
Balance – June 30, 2020	$90,794

FaceBank Group, Inc Pre-Merger [Member]
Income Tax Provision

Note 17 – Income Tax Provision

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. As of December 31, 2019 and 2018, the Company recorded a full valuation allowance against its deferred tax assets since it is more likely than not that the future tax benefit on such temporary differences will not be realized.

The Company recognizes the tax benefit from an uncertain income tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement by examining taxing authorities. The Company has open tax years going back to 2014 (or the tax year ended December 31, 2013 if the Company were to utilize its NOLs) which will be subject to audit by federal and state authorities upon filing.

The Company’s policy is to recognize interest and penalties accrued on uncertain income tax positions in income tax or administrative expense in the Company’s consolidated statements of operations.

The components of our deferred tax assets are as follows ($ in thousands).

	December 31,
	2019	2018
Deferred Tax Assets:
Net operating losses	$-	$1,042
Accrued compensation	-	205
Depreciation and amortization	-	13
Other	-	5
Total deferred tax assets	-	1,265
Less: Valuation allowance	-	(1,265)
Net Deferred Tax Assets:	$-	$-
Deferred Tax Liabilities:
Intangible assets	$(30,879)	$(35,000)
Net Deferred Tax Liability	$(30,879)	$(35,000)

The benefit of income taxes for the years ended December 31, 2019 and 2018 consist of the following ($ in thousands):

	For the years ended December 31,
	2019	2018
U.S. federal
Current	$-	$-
Deferred	(4,302)	(1,725)
State and local
Current	-	-
Deferred	(970)	(389)
Valuation allowance	-	-
Income Tax Provision (Benefit)	$(5,272)	$(2,114)

A reconciliation of the statutory federal rate to the Company’s effective tax rate is as follows:

	December 31,
	2019	2018

Federal rate	21.00%	21.00%
State income taxes, net of federal benefit	4.74%	4.74%
Non-controlling interest	(0.82)%	(4.20)%
Common stock issued for services	(0.82)%	(6.35)%
Change in fair value of derivative, warrant liability and gain on extinguishment of convertible notes	1.16%	4.39%
Amortization of debt discount	(0.13)%	(2.60)%
Loss on investments	(1.81)%	-
Other	-%	(1.26)%
Change in valuation allowance	(37.15)%	(29.62)%
Income Taxes Provision (Benefit)	(13.83)%	(13.90)%

The Company files income tax returns in the United States (“Federal”) and Florida (“State”) jurisdictions. The company has been delinquent in filings since December 31, 2014. Therefore, during 2019 the Company wrote-off all its potential net operating loss carryforwards against its full valuation allowance.

The Company has not been under tax examination in any jurisdiction for the years ended December 31, 2019 and 2018.